Description of the company and summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2012
Activity in Company's Allowance for Doubtful Accounts

The activity in the Company’s allowance for doubtful accounts as of December 31, was as follows:

	2012	2011
Balance at beginning of year	$140	$340
(Reduction of) charged to expense	(72)	69
(Write-offs), net of recoveries	2	(269)

Balance at end of year	$70	$140

Schedule of Company's Warranty Accrual

The activity in the Company’s warranty accrual as of December 31, was as follows:

	2012	2011
Balance at beginning of year	$803	$277
Charged to expense	148	697
Payments	(261)	(171)

Balance at end of year	$690	$803